Note K - Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

5.                NOTE PAYABLE

The 2010 Exchange Agreement

Effective as of December 31, 2010, the Company entered into a Securities Exchange Agreement (the “2010 Exchange Agreement”) with Thomas Colatosti (“Colatosti”), the Company’s Chairman of the Board. Pursuant to the 2010 Exchange Agreement, Mr. Colatosti agreed to exchange all of his outstanding shares of Series D Convertible Preferred Stock, including all accrued and unpaid dividends thereon, and the 7% Convertible Promissory Note dated as of December 28, 2009 issued by the Company to Mr. Colatosti in the original principal amount of $64,878 for a new non-convertible 7% Secured Promissory Note in the original principal amount of $350,804 (the “Colatosti Note”).

The principal and interest under the Colatosti Note was scheduled to be repaid by the Company in cash on December 31, 2012. Pursuant to a Note Amendment and Extension Agreement effective as of December 31, 2012, the maturity date of the Colatosti Note was extended to March 31, 2013. In February 2013, the principal balance and accrued interest owing under the Colatosti Note was repaid from the proceeds of the new financing (see Note 6).  At September 30, 2013 and December 31, 2012, the amount payable under the Colatosti Note was $0 and $321,428, respectively.

2013 Note Purchase Agreement

Pursuant to a Note Purchase Agreement (the “InterDigital NPA”) dated February 26, 2013 by and between the Company and DRNC Holdings, Inc. (“DRNC”), the Company issued to DRNC a promissory note in the principal amount of $497,307 (the “InterDigital Note”), which accrues interest at a rate of 7% per annum, with a default rate of 9% per annum while a nonpayment default is continuing. The InterDigital Note matures on December 31, 2015, is secured by a security interest in all of the tangible and intangible assets of the Company, and is subject to acceleration upon an event of default. Under the InterDigital NPA, commencing July 1, 2013, the Company is required to comply with certain financial covenants, including a leverage ratio covenant and an annual limit on capital expenditures other than in the ordinary course of business. A portion of the proceeds from the sale of the InterDigital Note were used to repay the Colatosti Note in full, with the remaining proceeds to be used for other general corporate purposes.   At September 30, 2013 the Company was not in compliance with the leverage ratio convenant but no actions were taken by DRNC. At September 30, 2013, the balance due under the InterDigital Note was $497,307.

In connection with the InterDigital NPA and InterDigital Note, the Company incurred costs totaling $57,202.  Such costs were capitalized and are being amortized over the term of the InterDigital Note on the effective interest method.

NOTE K—NOTES PAYABLE

The 2010 Exchange Agreement

Effective as of December 31, 2010, the Company entered into a Securities Exchange Agreement (the “2010 Exchange Agreement”) with the Shaar Fund, Ltd. (“Shaar”) and Colatosti.  Pursuant to the 2010 Exchange Agreement, Shaar exchanged all of its outstanding shares of the Company’s Series D Convertible Preferred Stock, including all accrued and unpaid dividends thereon, and the 7% Convertible Promissory Note dated as of December 28, 2009 issued by the Company to Shaar in the original principal amount of $673,079 for an installment payment of $500,000 and a new non-convertible 7% Secured Promissory Note in the original principal amount of $3,157,759 (the “Shaar Note”).  The installment payment was made in January 2011. Shaar also exchanged all of its existing warrants to purchase the Company’s common stock, exercisable for an aggregate of 5,108,333 shares, for a new five-year warrant to purchase up to an aggregate of 8,000,000 shares of the Company’s common stock at an exercise price of $0.30 per share.  In addition, pursuant to the 2010 Exchange Agreement, Mr. Colatosti agreed to exchange all of his outstanding shares of Series D Convertible Preferred Stock, including all accrued and unpaid dividends thereon, and the 7% Convertible Promissory Note dated as of December 28, 2009 issued by the Company to Mr. Colatosti in the original principal amount of $64,878 for a new non-convertible 7% Secured Promissory Note in the original principal amount of $350,804 (the “Colatosti Note”).

Pursuant to the Exchange Agreement, the Company made a cash payment to Shaar in the amount of $500,000 at the closing of the exchange and also paid approximately $125,209 to Shaar on January 31, 2011 in full satisfaction of the Company’s obligations to Shaar for all accrued and unpaid dividends with respect to the Company’s Series B Convertible Preferred Stock and Series C Convertible Preferred Stock formerly held by Shaar. Effective as of May 20, 2011, the Company exercised its option to prepay the balance due of $3,157,759 owed to Shaar on its Secured Promissory Note.

Effective as of May 20, 2011, the Company exercised its option to prepay the balance due of $3,157,759 owed to Shaar on its Secured Promissory Note. In consideration of the $150,000 discount granted by the Company for the early payment of the Note Receivable (see “Note E — Note Receivable”), the Company’s Secured Promissory Note holders agreed to effectively absorb $50,000 of the discount, with the remainder borne by the Company. The discount was prorated to both Note holders which reduced the Shaar payment by $45,624 and the principle amount owed on the Colatosti Note by $4,376. The total amount paid by the Company to Shaar was $3,192,421 and included principal of $3,157,759, interest of $80,286 less Shaar’s share of the discount described above.

The principal and interest under the Colatosti Note was scheduled to be repaid by the Company in cash on December 31, 2012.  Pursuant to a Note Amendment and Extension Agreement effective as of December 31, 2012, the maturity date of the Colatosti Note was extended to March 31, 2013. The Company’s obligations under the Colatosti Note were secured by substantially all of the Company’s assets.  At December 31, 2012 and 2011, note payable was $321,428 and $346,428, respectively. Interest incurred on the Colatosti note amounted to $24,626 and $23,309 for the years ended December 31, 2012 and 2011, respectively. Accrued interest owed amounted to $47,935 and $23,309 at December 31, 2012 and 2011, respectively, and is included in accrued liabilities (see Note H).

In February 2013, the principal balance and accrued interest owing under the Colatosti Note was repaid from the proceeds of the new financing (see Note S).